Interest-Bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Interest-Bearing Loans and Borrowings - Schedule (Table)

	December 31, 2023	December 31, 2022	Interest Rate	Maturity
Notes Payable	$2,592	$5,152	LIBOR(3)	November 2, 2024(1)
Seller’s credit for the construction of six liquid barges	3,049	2,911	Fixed rate of 8.5%	November 16, 2025(2)
2022 BBVA Facility	8,231	7,900	Fixed rate of 4.25%	July 1, 2025
2022 Term Bank Loan	—	1,400	SOFR plus 3.15%	May 18, 2025
2023 Term Bank Loan	11,500	—	SOFR plus 2.85%	December 21, 2027
Seller’s credit agreement for the acquisition of the 2020 Fleet	5,000	5,000	Fixed rate of 5.00%	March 22, 2024
Santander Facility	1,262	1,211	Fixed rate of 4.20%	March 7, 2026
Current portion of interest-bearing loans and borrowings	31,634	23,574
2025 Notes	500,000	500,000	Fixed rate of 10.75%	July 1, 2025
Notes Payable	—	2,525	LIBOR(3)	November 2, 2024(1)
Seller’s credit for the construction of six liquid barges	2,911	5,842	Fixed rate of 8.5%	November 16, 2025(2)
2022 BBVA Facility	6,399	14,630	Fixed rate of 4.25%	July 1, 2025
2022 Term Bank Loan	—	4,900	SOFR plus 3.15%	May 18, 2025
2023 Term Bank Loan	28,500	—	SOFR plus 2.85%	December 21, 2027
Seller’s credit agreement for the acquisition of the 2020 Fleet	—	5,000	Fixed rate of 5.00%	March 22, 2024
Santander Facility	1,652	2,914	Fixed rate of 4.20%	March 7, 2026
Non-current portion of interest-bearing loans and borrowings	539,462	535,811
Less: deferred finance costs	(8,991)	(12,090)
Total interest-bearing loans and borrowings, net	$562,105	$547,295

(1)       Includes 32 different drawdown events; the maturity date for each such drawdown event is on the 16th semi-annual installment payment date following the drawdown event.

(2)       Includes six different drawdown events, corresponding to six different barges; the maturity date for each such drawdown event is on the 20th quarterly installment payment date.

(3)       The Company pays interest based on the Secured Overnight Financing Rate (“SOFR”) plus Credit Adjusted Spread (“CAS”), effective July 1, 2023.

Interest-Bearing Loans and Borrowings - Schedule From Financing Activities (Table)

	2023	2022	2021
At January 1,	$547,295	$542,350	$540,591
Proceeds from Seller’s credit agreement for the construction of six liquid barges	—	—	2,246
Proceeds from the credit agreement for the acquisition of the 2020 Fleet	—	—	15,000
Proceeds from 2025 Notes, net of deferred finance costs	—	—	—
Proceeds from long term debt, net of deferred finance costs	—	37,000	—
Proceeds from 2023 Term Bank Loan	40,000	—	—
Repayment of 2022 Notes	—	—	—
Repayment of long-term debt and payment of principal	(23,205)	(31,206)	(13,525)
Repayment of notes payable	(5,011)	(4,830)	(5,261)
Accretion of Notes payable / unwinding of discount	(73)	44	(119)
Term bank loan additional deferred finance cost	—	—	(91)
Amortization of deferred finance cost	4,461	3,937	3,509
Term bank loan additional deferred finance cost	(1,362)	—	—
At December 31,	$562,105	$547,295	$542,350

Interest-Bearing Loans and Borrowings - Annual Loan Principal Payments (Table)
Year	Amount in thousands of U.S. dollars
2024	$89,430
2025	551,207
2026	7,546
2027	11,699
Total	$659,882